:: Access One Trust :: Access Flex Bear High Yield Fund :: Schedule of Portfolio Investments :: July 31, 2020 (unaudited)

Repurchase Agreements (56.8%)

	Principal Amount	Value
Canadian Imperial Bank of Commerce, 0.01%, 8/3/20, dated 7/31/20, with a repurchase price of $37,000 (Collateralized by $34,800 U.S. Treasury Notes, 2.625%, 12/31/23, total value $37,808)	$37,000	$37,000
Credit Agricole, 0.03%, 8/3/20, dated 7/31/20, with a repurchase price of $85,000 (Collateralized by $81,000 U.S. Treasury Notes, 2.75%, 4/30/23, total value $87,370)	85,000	85,000
HSBC Securities (USA), Inc., 0.02%, 8/3/20, dated 7/31/20, with a repurchase price of $37,000 (Collateralized by $53,500 U.S. Treasury STRIPS, 1.281%†, 11/15/47, total value $37,762)	37,000	37,000
RBC Capital Markets, LLC, 0.03%, 8/3/20, dated 7/31/20, with a repurchase price of $94,000 (Collateralized by $90,600 U.S. Treasury Notes, 1.50%, 9/30/24, total value $95,888)	94,000	94,000
Societe' Generale, 0.04%, 8/3/20, dated 7/31/20, with a repurchase price of $236,001 (Collateralized by $238,600 U.S. U.S. Treasury Notes, 0.50%, 4/30/27, total value $240,723)	236,000	236,000
UMB Financial Corp., 0.01%, 8/3/20, dated 7/31/20, with a repurchase price of $12,000 (Collateralized by $15,000 Federal Home Loan Banks, 3.375%, 12/8/23, total value $16,611)	12,000	12,000

TOTAL REPURCHASE AGREEMENTS
(Cost $501,000)		501,000

TOTAL INVESTMENT SECURITIES
(Cost $501,000) - 56.8%		501,000
Net other assets (liabilities) - 43.2%		381,489

NET ASSETS - (100.0%)		$882,489

STRIPS            Separate Trading of Registered Interest and Principal of Securities.

†         Represents the effective yield or interest rate in effect at July 31, 2020.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	6	10/1/20	$(756,656)	$(3,002)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument*	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2020(b)	Notional Amount (c)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 34	Daily	5.00%	6/20/25	4.36%	$846,000	**	$(23,554)	$50,325	$(73,879)	$71

*	As of July 31, 2020, the CDX North America High Yield Index included securities which had defaulted and represented 7% of the Index.
**	Reflects the notional amount after the default of securities.
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

:: Access One Trust :: Access Flex High Yield Fund :: Schedule of Portfolio Investments :: July 31, 2020 (unaudited)

U.S. Treasury Obligation (62.5%)

	Principal Amount	Value
U.S. Treasury Notes, 0.25%, 7/31/25	$13,950,000	$13,973,432
TOTAL U.S. TREASURY OBLIGATION
(Cost $13,944,554)		13,973,432

Repurchase Agreements (26.5%)
Canadian Imperial Bank of Commerce, 0.01%, 8/3/20, dated 7/31/20, with a repurchase price of $448,000 (Collateralized by $420,700 U.S. Treasury Notes, 2.625%, 12/31/23, total value $457,068)	448,000	448,000
Credit Agricole, 0.03%, 8/3/20, dated 7/31/20, with a repurchase price of $1,008,002 (Collateralized by $954,000 U.S. Treasury Notes , 2.75%, 4/30/23, total value $1,029,023)	1,008,000	1,008,000
HSBC Securities (USA), Inc., 0.02%, 8/3/20, dated 7/31/20, with a repurchase price of $448,001 (Collateralized by $647,500 U.S. Treasury STRIPS, 1.281%†, 11/15/47, total value $457,022)	448,000	448,000
RBC Capital Markets, LLC, 0.03%, 8/3/20, dated 7/31/20, with a repurchase price of $1,120,002 (Collateralized by $1,079,500 U.S. Treasury Notes, 1.50%, 9/30/24, total value $1,142,504)	1,120,000	1,120,000
Societe' Generale, 0.04%, 8/3/20, dated 7/31/20, with a repurchase price of $2,801,008 (Collateralized by $2,831,900 U.S. Treasury Notes, 0.50%, 4/30/27, total value $2,587,097)	2,801,000	2,801,000
UMB Financial Corp., 0.01%, 8/3/20, dated 7/31/20, with a repurchase price of $108,000 (Collateralized by $100,000 Federal Home Loan Banks, 3.375%, 12/8/23, total value $110,739)	108,000	108,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,933,000)		5,933,000

TOTAL INVESTMENT SECURITIES
(Cost $19,877,554) - 89.0%		19,906,432
Net other assets (liabilities) - 11.0%		2,451,165

NET ASSETS - (100.0%)		$22,357,597

STRIPS              Separate Trading of Registered Interest and Principal of Securities.

†          Represents the effective yield or interest rate in effect at July 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	10	10/1/20	$1,261,094	$8,859

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument*	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at July 31, 2020(b)	Notional Amount (c)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 34	Daily	5.00%	6/20/25	4.30%	$19,711,800	**	$548,804	$(522,474)	$1,071,278	$(2,375)

*	As of July 31, 2020, the CDX North America High Yield Index included securities which had defaulted and represented 7% of the Index.
**	Reflects the notional amount after the default of securities.
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.